Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) eMPLOYEE	Dec. 31, 2021 EUR (€) eMPLOYEE	Dec. 31, 2020 EUR (€) eMPLOYEE
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	57,569	57,660	55,901
Total income	€ 30,418	€ 20,093	€ 17,227
Total assets	976,834	949,250	933,891
Result before taxation	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Tax paid	€ 1,474	€ 1,873	€ 1,734
Netherlands
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	14,488	15,138	15,201
Total income	€ 8,831	€ 6,621	€ 5,100
Total assets	310,913	299,768	283,664
Result before taxation	4,874	2,383	612
Taxation	1,399	728	284
Tax paid	€ 376	€ 428	€ 588
Belgium
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	6,582	6,965	7,397
Total income	€ 4,365	€ 2,754	€ 2,637
Total assets	128,323	130,335	133,269
Result before taxation	2,298	843	212
Taxation	584	213	75
Tax paid	€ 152	€ 174	€ 66
Luxembourg
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	927	856	855
Total income	€ 503	€ 366	€ 280
Total assets	18,415	20,407	15,290
Result before taxation	261	189	100
Taxation	65	48	25
Tax paid	€ 37	€ 20	€ 24
Poland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11,130	10,674	9,425
Total income	€ 1,652	€ 1,509	€ 1,399
Total assets	45,598	43,888	40,928
Result before taxation	544	660	438
Taxation	143	154	131
Tax paid	€ (23)	€ 235	€ 232
Germany
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,573	5,521	5,059
Total income	€ 8,574	€ 2,962	€ 2,376
Total assets	167,517	159,799	162,538
Result before taxation	6,798	1,587	896
Taxation	2,175	522	310
Tax paid	€ 189	€ 493	€ 409
Romania
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	3,580	3,319	3,049
Total income	€ 584	€ 495	€ 456
Total assets	10,555	9,635	8,526
Result before taxation	324	273	141
Taxation	51	41	20
Tax paid	€ 67	€ 21	€ 24
Spain
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,439	1,380	1,228
Total income	€ 899	€ 743	€ 679
Total assets	32,277	32,559	29,899
Result before taxation	321	212	104
Taxation	104	57	37
Tax paid	€ 101	€ 59	€ 52
Italy
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,118	1,099	1,025
Total income	€ 345	€ 335	€ 337
Total assets	14,152	13,983	13,747
Result before taxation	63	73	44
Taxation	22	25	24
Tax paid	€ 2	€ 2	€ 2
UK
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	692	698	709
Total income	€ 693	€ 636	€ 546
Total assets	46,066	50,734	64,676
Result before taxation	286	277	97
Taxation	81	73	15
Tax paid	€ 58	€ 50	€ 32
France
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	600	764	737
Total income	€ 557	€ 313	€ 239
Total assets	9,087	12,397	11,555
Result before taxation	229	(65)	(70)
Taxation	60	(16)	(17)
Tax paid	€ 22	€ (7)	€ 9
Russia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	272	281	297
Total income	€ 246	€ 38	€ 51
Total assets	2,783	898	1,035
Result before taxation	128	3	3
Taxation	9	0	0
Tax paid	€ 21	€ (7)	€ (3)
Czech Republic
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	137	285	355
Total income	€ 78	€ 100	€ 145
Total assets	3,192	2,894	3,848
Result before taxation	38	33	59
Taxation	6	8	12
Tax paid	€ 13	€ (2)	€ 4
Hungary
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	120	119	131
Total income	€ 82	€ 44	€ 43
Total assets	1,993	1,148	1,092
Result before taxation	38	12	6
Taxation	5	3	2
Tax paid	€ 2	€ 2	€ 1
Slovakia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,129	983	878
Total income	€ 15	€ 15	€ 18
Total assets	391	352	385
Result before taxation	(1)	3	7
Taxation	1	0	3
Tax paid	€ 0	€ 2	€ 1
Ukraine
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	91	96	108
Total income	€ 45	€ 22	€ 26
Total assets	385	409	335
Result before taxation	9	11	16
Taxation	2	2	3
Tax paid	€ 2	€ 2	€ 3
Austria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	17	292	332
Total income	€ 19	€ 175	€ 75
Total assets	261	419	1,840
Result before taxation	9	101	0
Taxation	2	16	(5)
Tax paid	€ 3	€ 6	€ (14)
Bulgaria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	60	61	65
Total income	€ 15	€ 14	€ 13
Total assets	436	420	406
Result before taxation	1	2	2
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Ireland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	72	64	50
Total income	€ 66	€ 70	€ 72
Total assets	2,773	1,831	2,051
Result before taxation	28	77	66
Taxation	3	10	8
Tax paid	€ 6	€ 10	€ 8
Portugal
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11	11	13
Total income	€ 15	€ 15	€ 16
Total assets	689	675	790
Result before taxation	9	9	11
Taxation	3	3	7
Tax paid	€ 2	€ 3	€ 4
Switzerland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	277	259	256
Total income	€ 290	€ 241	€ 187
Total assets	9,513	11,081	7,939
Result before taxation	182	148	88
Taxation	25	21	13
Tax paid	€ 45	€ 67	€ 14
Canada
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	1
Total income	€ 0	€ 0	€ 3
Total assets	0	0	0
Result before taxation	0	0	0
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
USA
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	586	563	600
Total income	€ 892	€ 936	€ 720
Total assets	65,024	55,582	48,205
Result before taxation	413	779	39
Taxation	115	182	16
Tax paid	€ 135	€ 148	€ 38
Brazil
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	30	63	89
Total income	€ 17	€ 13	€ 30
Total assets	57	288	1,813
Result before taxation	9	1	3
Taxation	1	5	19
Tax paid	€ 5	€ 8	€ 4
Colombia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	3
Total income		€ 0	€ 1
Total assets		0	2
Result before taxation		0	0
Taxation		0	0
Tax paid		€ 0	€ 0
Mexico
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	6	6	7
Total income	€ 0	€ 1	€ 1
Total assets	1	3	2
Result before taxation	(2)	(1)	(1)
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
China
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	76	79	90
Total income	€ 30	€ 26	€ 26
Total assets	1,181	1,654	1,598
Result before taxation	4	0	(2)
Taxation	5	6	1
Tax paid	€ 13	€ (1)	€ (5)
Japan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	31	30	32
Total income	€ 30	€ 25	€ 29
Total assets	5,128	2,256	3,104
Result before taxation	20	4	(1)
Taxation	7	2	(1)
Tax paid	€ (1)	€ 3	€ 2
Singapore
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	565	573	608
Total income	€ 354	€ 331	€ 353
Total assets	25,701	24,163	24,498
Result before taxation	105	133	42
Taxation	14	19	8
Tax paid	€ 21	€ 9	€ 7
Macau
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	0	0
Result before taxation	0	0	0
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Hong Kong
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	103	105	122
Total income	€ 82	€ 79	€ 92
Total assets	4,343	6,691	7,030
Result before taxation	(33)	5	(9)
Taxation	(5)	1	(1)
Tax paid	€ 0	€ (7)	€ 15
Philippines
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	3,098	2,414	1,857
Total income	€ 10	€ 6	€ 13
Total assets	381	567	497
Result before taxation	(39)	(33)	(26)
Taxation	8	(5)	6
Tax paid	€ 2	€ 1	€ 2
South Korea
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	78	75	77
Total income	€ 86	€ 65	€ 66
Total assets	7,989	5,800	6,692
Result before taxation	47	26	18
Taxation	12	6	4
Tax paid	€ 7	€ (2)	€ 10
Taiwan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	35	33	34
Total income	€ 33	€ 26	€ 36
Total assets	3,578	2,963	3,160
Result before taxation	(16)	(3)	19
Taxation	(5)	(1)	4
Tax paid	€ 4	€ 0	€ 1
Indonesia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	5	5
Result before taxation	0	0	0
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Malaysia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	4	6
Total income	€ 0	€ 0	€ 1
Total assets	1	1	141
Result before taxation	0	(1)	(1)
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Sri Lanka
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	4	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	0	0
Result before taxation	0	0	0
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Turkey
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	3,076	3,338	3,724
Total income	€ 64	€ 335	€ 420
Total assets	5,400	5,818	7,316
Result before taxation	(143)	144	125
Taxation	65	35	27
Tax paid	€ 79	€ 33	€ 25
United Arab Emirates
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	10	10	10
Total income	€ (1)	€ 0	€ 0
Total assets	1	1	1
Result before taxation	(1)	(1)	(2)
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0
Australia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,556	1,503	1,472
Total income	€ 948	€ 782	€ 740
Total assets	52,728	49,826	46,014
Result before taxation	557	500	362
Taxation	172	149	40
Tax paid	€ 135	€ 121	€ 181
Mauritius
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	0
Total income	€ 0	€ 0	€ 0
Total assets	0	0	0
Result before taxation	0	0	0
Taxation	0	0	0
Tax paid	€ 0	€ 0	€ 0